Derivatives (Cash Collateral) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments [Abstract]
Derivative, Collateral, Obligation to Return Cash	$ 119	$ 91
Derivative, Collateral, Right to Reclaim Cash	99	52
Collateral Already Posted, Aggregate Fair Value	$ 310	$ 475